Insurance contracts (Details) - EUR (€) € in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Reinsurance contracts
Insurance and reinsurance contracts
Insurance contract receivables (liabilities) at the beginning of the period	€ (9,988)	€ 52,206
Incurred claims and other directly attributable expenses	(211,431)	(244,757)
Changes that relate to past service - changes in the fulfillment cash-flows relating to LIC	18,885	(58,654)
Claims and other directly attributable expenses paid	(393,123)	(562,067)
Premium revenue	614,687	802,597
Foreign currency translation and other changes	(220)	687
Insurance contract receivables (liabilities) at the end of the period	18,810	(9,988)
Premium revenue for past performance years	14,408	(14,916)
Reinsurance contracts | Present value of future cash flows
Insurance and reinsurance contracts
Insurance contract receivables (liabilities) at the beginning of the period	(9,287)	53,137
Incurred claims and other directly attributable expenses	(211,569)	(245,035)
Changes that relate to past service - changes in the fulfillment cash-flows relating to LIC	18,885	(58,654)
Claims and other directly attributable expenses paid	(393,123)	(562,067)
Premium revenue	614,687	802,597
Foreign currency translation and other changes	(295)	735
Insurance contract receivables (liabilities) at the end of the period	19,298	(9,287)
Reinsurance contracts | Risk adjustment for non-financial risk
Insurance and reinsurance contracts
Insurance contract receivables (liabilities) at the beginning of the period	(701)	(931)
Incurred claims and other directly attributable expenses	138	278
Foreign currency translation and other changes	75	(48)
Insurance contract receivables (liabilities) at the end of the period	(488)	(701)
Insurance contracts
Insurance and reinsurance contracts
Insurance contract receivables (liabilities) at the beginning of the period	(8,339)	26,836
Incurred claims and other directly attributable expenses	(494,647)	(242,885)
Changes that relate to past service - changes in the fulfillment cash-flows relating to LIC	1,581	(16,108)
Claims and other directly attributable expenses paid	(398,165)	(604,843)
Premium revenue	906,573	828,437
Foreign currency translation and other changes	235	224
Insurance contract receivables (liabilities) at the end of the period	7,238	(8,339)
Premium revenue for past performance years	23,549	(2,095)
Insurance contracts | Present value of future cash flows
Insurance and reinsurance contracts
Insurance contract receivables (liabilities) at the beginning of the period	(7,751)	27,389
Incurred claims and other directly attributable expenses	(494,763)	(242,885)
Changes that relate to past service - changes in the fulfillment cash-flows relating to LIC	1,581	(16,108)
Claims and other directly attributable expenses paid	(398,165)	(604,843)
Premium revenue	906,573	828,437
Foreign currency translation and other changes	173	259
Insurance contract receivables (liabilities) at the end of the period	7,648	(7,751)
Insurance contracts | Risk adjustment for non-financial risk
Insurance and reinsurance contracts
Insurance contract receivables (liabilities) at the beginning of the period	(588)	(553)
Incurred claims and other directly attributable expenses	116
Foreign currency translation and other changes	62	(35)
Insurance contract receivables (liabilities) at the end of the period	€ (410)	€ (588)